Income Tax (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision for income tax from continuing operations
The provision for income tax was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Current:
Federal	$(374)	$35	$(592)
Foreign	4	—	6
Subtotal	(370)	35	(586)
Deferred:
Federal	(1,320)	212	847
Foreign	—	—	—
Subtotal	(1,320)	212	847
Provision for income tax expense (benefit)	$(1,690)	$247	$261

Income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations
The Company’s income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Income (loss):
Domestic	$(4,477)	$1,152	$604
Foreign	12	13	464
Total	$(4,465)	$1,165	$1,068

Income tax for continuing operations effective rate reconciliation
The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Tax provision at U.S. statutory rate	$(1,563)	$408	$374
Tax effect of:
Dividend received deduction	(110)	(132)	(119)
Prior year tax	24	(5)	(20)
Tax credits	(22)	(16)	(14)
Foreign tax rate differential	2	(5)	4
Goodwill impairment	(20)	—	12
Sale of subsidiary	(6)	—	24
Other, net	5	(3)	—
Provision for income tax expense (benefit)	$(1,690)	$247	$261

Components of deferred tax assets and liabilities
Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

	December 31,
	2016	2015
	(In millions)
Deferred income tax assets:
Investments, including derivatives	$357	$—
Tax credit carryforwards	184	172
Other	55	39
Total deferred income tax assets	596	211
Deferred income tax liabilities:
Policyholder liabilities and receivables	536	1,419
Investments, including derivatives	—	125
Intangibles	293	394
Net unrealized investment gains	653	818
DAC	1,565	1,390
Total deferred income tax liabilities	3,047	4,146
Net deferred income tax asset (liability)	$(2,451)	$(3,935)

Summary of Tax Credit Carryforwards
The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes as of December 31, 2016.

	Tax Credit Carryforwards
	General Business Credits	Foreign Tax Credits	Other
	(In millions)
Expiration
2017-2021	$—	$—	$—
2022-2026	—	35	—
2027-2031	—	—	—
2032-2036	7	—	—
Indefinite	—	—	145
	$7	$35	$145

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Balance at January 1,	$43	$39	$27
Additions for tax positions of prior years	1	5	15
Reductions for tax positions of prior years	(9)	—	(5)
Additions for tax positions of current year	5	3	2
Settlements with tax authorities	(2)	(4)	—
Balance at December 31,	$38	$43	$39
Unrecognized tax benefits that, if recognized would impact the effective rate	$38	$33	$29

Interest was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Interest recognized on the consolidated statements of operations	$1	$—	$—

		December 31,
		2016	2015
		(In millions)
Interest included in other liabilities on the consolidated balance sheets		$1	$2